Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements	$ 697	$ 835
Long-term receivables	239	321
Pension overfunded status [note 18[a]]	57	41
Unrealized gain on cash flow hedges [note 22]	11	4
Other	116	118
Total other assets	$ 1,120	$ 1,319